Description of Business and Summary of Significant Accounting Policies (Details 2)					12 Months Ended
	Jun. 30, 2012 1% senior convertible notes	Jul. 02, 2011 1% senior convertible notes	Jul. 03, 2010 1% senior convertible notes	Jun. 05, 2006 1% senior convertible notes	Jun. 30, 2012 Building and improvements Minimum	Jun. 30, 2012 Building and improvements Maximum	Jun. 30, 2012 Machinery and equipment Minimum	Jun. 30, 2012 Machinery and equipment Maximum	Jun. 30, 2012 Furniture and fixtures Minimum	Jun. 30, 2012 Furniture and fixtures Maximum	Jun. 30, 2012 Software Minimum	Jun. 30, 2012 Software Maximum	Jun. 30, 2012 Office equipment Minimum	Jun. 30, 2012 Office equipment Maximum
Property, Plant and Equipment
Estimated useful lives					P10Y	P50Y	P2Y	P10Y	P2Y	P5Y	P2Y	P5Y	P2Y	P5Y
Fair Value of Financial Instruments
Interest rate on Senior Convertible Notes (as a percent)	1.00%	1.00%	1.00%	1.00%